Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ (7,532)
Balance at End of Year	(8,658)	$ (7,532)
Accounts Receivable Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	(1,173)	(1,986)	$ (3,184)
Additions Charged to Income	(426)	560	616
Write offs and Other	593	253	582
Balance at End of Year	(1,006)	(1,173)	(1,986)
Deferred Tax Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	(7,532)	(7,708)	(8,346)
Additions Charged to Income	(2,604)	(1,107)	(548)
Write offs and Other	$ 1,478	1,283	1,186
Balance at End of Year		$ (7,532)	$ (7,708)